UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smith III                Holland, MI                11/06/03
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:  $124,496
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  September 30, 2003

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----
AFFILIATED COMPUTER CL A           COM     008190100      1643       33740   SH         Sole               8200              25540
ALLEGIANT BANCORP                  COM     017476102       343       17000   SH         Sole                                 17000
AMBAC FINL GROUP INC COM           COM     023139108       330        5150   SH         Sole               1100               4050
AMERICAN INTL GROUP COM            COM     026874107       548        9490   SH         Sole               1021               8469
AMGEN INC COM                      COM     031162100      2056       31865   SH         Sole               8850              23015
APPLEBEES INTL INC COM             COM     037899101      3402      108077   SH         Sole              26000              82077
BED BATH & BEYOND INC COM          COM     075896100      2754       71966   SH         Sole              16850              55116
BERKSHIRE HATHAWAY INC CL B        COM     084670207       205          82   SH         Sole                                    82
CAPITAL ONE FINL CORP COM          COM     14040H105       291        5100   SH         Sole               1600               3500
CAPITOL BANCORP LTD                COM     14056D105       401       15000   SH         Sole                                 15000
CARDINAL HEALTH INC COM            COM     14149Y108      3684       63089   SH         Sole              15087              48002
CHEESECAKE FACTORY INC COM         COM     163072101       775       21350   SH         Sole               7500              13850
CINTAS CORPORATION                 COM     172908105      2391       64600   SH         Sole              17300              47300
CISCO SYSTEMS INC.                 COM     17275R102      5013      255871   SH         Sole              53348             202523
CITIGROUP                          COM     172967101      3469       76218   SH         Sole              18450              57768
COBIZ INC COM                      COM     190897108       386       24100   SH         Sole                                 24100
DEARBORN BANCORP INC COM           COM     24242R108       319       15261   SH         Sole                                 15261
E M C CORP MASS COM                COM     268648102      2607      206427   SH         Sole              47900             158527
FIRST IND CORP COM                 COM     32054R108       224       12100   SH         Sole                                 12100
FIRST MERCHANTS CORP COM           COM     320817109       268       10469   SH         Sole                                 10469
FIRST MIDWEST BANCORP              COM     320867104       589       19811   SH         Sole                                 19811
FIRST OAK BROOK BANCSH COM         COM     335847208       882       35602   SH         Sole               1650              33952
FIRST SECURITYFED FINL COM         COM     336392105       292        9900   SH         Sole                                  9900
FIRST TENN NATL CORP COM           COM     337162101      2643       62240   SH         Sole              13675              48565
FIRSTBANK CORP MICH COM            COM     33761G104      1429     45071.2   SH         Sole               5183            39888.2
FISERV INC.                        COM     337738108      5149      141877   SH         Sole              21531             120346
FREDDIE MAC                        COM     313400301      2288       43700   SH         Sole               7400              36300
GENERAL ELECTRIC                   COM     369604103      3107      104227   SH         Sole              22600              81627
GENTEX CORP COM                    COM     371901109      1256       36065   SH         Sole              12760              23305
GENZYME CORP. GENL.                COM     372917104      2636       56910   SH         Sole              14700              42210
HEMLOCK FEDERAL FINANCIAL CORP     COM     423666106       249        8000   SH         Sole                                  8000
HOME DEPOT INC COM                 COM     437076102      2799   87886.045   SH         Sole              16450          71436.045
HOME FED BANCORP COM               COM     436926109       340       12600   SH         Sole                                 12600
HUNTINGTON BANCSHARES COM          COM     446150104      2933      147738   SH         Sole                                147738
INDEPENDENT BANK CORPORATION       COM     453838104      1359       46421   SH         Sole               7210              39211
INTEL CORPORATION                  COM     458140100      4693  170532.734   SH         Sole              36600         133932.734
IRWIN FINL CORP COM                COM     464119106       406       16700   SH         Sole                                 16700
JOHNSON & JOHNSON COM              COM     478160104      4240    85615.19   SH         Sole              16500           69115.19
LAKELAND FINL CORP COM             COM     511656100       522       15450   SH         Sole                                 15450
LOWES COS INC COM                  COM     548661107      3301       63612   SH         Sole              15550              48062
MACATAWA BANK CORPORATION          COM     554225102      2767      119460   SH         Sole             119460
MAF BANCORP INC.                   COM     55261R108       862       22553   SH         Sole               3403              19150
MB FINANCIAL INC NEW COM           COM     55264U108       444       10000   SH         Sole                                 10000
MBNA CORP COM                      COM     55262L100      6572  288234.678   SH         Sole              47627         240607.678
MERCANTILE BANK CORP COM           COM     587376104      1070       32222   SH         Sole                                 32222
MICROSOFT CORP COM                 COM     594918104      4494      161666   SH         Sole              36600             125066
MIDWEST BANK HOLDINGS              COM     598251106       614       27600   SH         Sole                                 27600
NATIONAL CITY CORP COM             COM     635405103       467       15856   SH         Sole                                 15856
OAK HILL FINL INC COM              COM     671337103       420       14500   SH         Sole                                 14500
ORACLE CORP COM                    COM     68389X105      1981      176088   SH         Sole              37600             138488
PFIZER INC COM                     COM     717081103      3549  116833.577   SH         Sole              25300          91533.577
POLARIS INDUSTRIES COM             COM     731068102       267        3600   SH         Sole                                  3600
REPUBLIC BANCORP INC COM           COM     760282103       531       39890   SH         Sole               1210              38680
ROYAL DUTCH PETE CO NY REG GLD     COM     780257804      4073       92157   SH         Sole              22157              70000
STRYKER CORP COM                   COM     863667101      2620       34790   SH         Sole               9030              25760
SYSCO CORP COM                     COM     871829107      1763       53900   SH         Sole              14650              39250
TCF FINL CORP COM                  COM     872275102       384        8000   SH         Sole                                  8000
TOWER FINANCIAL                    COM     891769101       500       38425   SH         Sole                                 38425
TRIBUNE CO NEW COM                 COM     896047107      3261       71050   SH         Sole              14700              56350
UNIZAN FINANCIAL CORP COM          COM     91528W101       323       16200   SH         Sole                                 16200
WALGREEN COMPANY                   COM     931422109      2418       78902   SH         Sole              17500              61402
WELLS FARGO & CO NEW COM           COM     949746101      5747  111583.125   SH         Sole              23044          88539.125
WYETH COM                          COM     983024100      3412   74023.658   SH         Sole              15575          58448.658
ZIONS BANCORPORATION COM           COM     989701107      3735       66710   SH         Sole              15900              50810



REPORT SUMMARY                     64 DATA RECORDS     124496           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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